Income Taxes - Schedule of Change in the Liability (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Uncertainties [Abstract]
Interst and penalties	$ 396	$ 533